Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 2,338	$ 2,747	$ 5,013	$ 5,526
Employee benefits	261	264	470	604
Payroll taxes	188	183	388	364
Severance	0	0	0	60
Share-based expense	170	297	322	1,120
Total employee benefits expense	$ 2,957	$ 3,491	$ 6,193	$ 7,674